Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005545 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000005545 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005545 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005545 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005545 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005545 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005545 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005545 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005545 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005545 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005545 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005545 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005545 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005545 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193183 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000193183 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193183 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193183 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193183 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193183 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193183 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193183 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193183 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193183 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193183 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193183 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193183 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193183 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.70%